CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares		3 Months Ended	9 Months Ended
	Jul. 28, 2015	Sep. 30, 2015	Sep. 30, 2015
Dividends declared per share	$ 0.07	$ 0.07	$ 0.07